XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2000
                                   (UNAUDITED)

                              XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2000

                                   (UNAUDITED)


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital.....................    1
Statement of Operations...................................................    2
Statement of Changes in Members' Capital - Net Assets.....................    3
Notes to Financial Statements.............................................    4
Schedule of Portfolio Investments.........................................   10
Schedule of Securities Sold, Not Yet Purchased............................   15

XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2000
Assets                                                                                 (UNAUDITED)

Cash                                                                                 $         327
Investments in securities, at market (identified cost - $308,156)                          378,888
Due from broker                                                                             83,839
Interest receivable                                                                            722
Dividends receivable                                                                             1
Other assets                                                                                    43
                                                                                     -------------
       TOTAL ASSETS                                                                        463,820
                                                                                     -------------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds of sales - $101,939)               107,671
Withdrawals payable                                                                          5,613
Dividends payable on securities sold, not yet purchased                                         16
Management fee payable                                                                         269
Accrued expenses                                                                               280
                                                                                     -------------

       TOTAL LIABILITIES                                                                   113,849
                                                                                     -------------

             NET ASSETS                                                              $     349,971
                                                                                     =============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                                          $     251,672
Accumulated net investment loss                                                             (3,430)
Accumulated net realized gain on investments                                                36,729
Accumulated net unrealized appreciation                                                     65,000
                                                                                     -------------

       MEMBERS' CAPITAL - NET ASSETS                                                 $     349,971
                                                                                     =============

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

Statement of Operations (in thousands)
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                    JUNE 30, 2000
                                                                                      (UNAUDITED)
Investment Income

    Interest                                                                          $     1,856
    Dividends                                                                                  94
                                                                                      -----------
                                                                                            1,950
                                                                                      -----------
EXPENSES
    OPERATING EXPENSES:
       Management fee                                                                       1,594
       Prime broker fee                                                                       206
       Administration fees                                                                    194
       Professional fees                                                                       89
       Insurance expense                                                                       58
       Custodian fees                                                                          42
       Board of Managers' fees and expenses                                                    15
       Miscellaneous                                                                           18
                                                                                      -----------
          TOTAL OPERATING EXPENSES                                                          2,216
       Interest expense                                                                     1,337
       Dividends on securities sold, not yet purchased                                        141
                                                                                      -----------
          TOTAL EXPENSES                                                                    3,694
                                                                                      -----------
          NET INVESTMENT LOSS                                                              (1,744)
                                                                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                               48,731
       Purchased options                                                                   (3,004)
       Short sales                                                                        (11,533)
                                                                                      -----------
          NET REALIZED GAIN ON INVESTMENTS                                                 34,194
                                                                                      -----------
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                  (10,032)
                                                                                      -----------
          NET REALIZED AND UNREALIZED GAIN                                                 24,162
                                                                                      -----------
          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES             $    22,418
                                                                                      ===========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED                    PERIOD MAY 4, 1999
                                                         JUNE 30, 2000                 (COMMENCEMENT OF OPERATIONS)
                                                          (UNAUDITED)                      TO DECEMBER 31, 1999
From investment activities

    Net investment loss                                   $   (1,744)                           $   (1,686)
    Net realized gain on investments                          34,194                                 2,535
    Net change in unrealized appreciation on
       investments                                           (10,032)                               75,032
                                                          ----------                            ----------

       INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM INVESTMENT ACTIVITIES                     22,418                                75,881

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                    160,797                               115,023
    Capital withdrawals                                      (20,919)                               (3,179)
    Syndication Costs                                              0                                   (50)
                                                          ----------                            ----------

       INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM CAPITAL TRANSACTIONS                     139,878                               111,794


       MEMBERS' CAPITAL AT BEGINNING OF PERIOD               187,675                                     0
                                                          ----------                            ----------


       MEMBERS' CAPITAL AT END OF PERIOD                  $  349,971                            $  187,675
                                                          ==========                            ==========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Agreement dated as of February 10, 1999. The Company's investment objective is to achieve maximum capital appreciation . It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the "Board of Managers" and an "Adviser". CIBC
         Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability Company, serves as the investment adviser to the Company and is responsible for the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") (formerly CIBC Oppenheimer Corp.) is the managing member and controlling person of the Adviser.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.   PORTFOLIO VALUATION (CONTINUED)

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities (other than convertible debt securities) will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership will be made. The Members are individually liable for the income taxes on their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services to the Company. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         The Adviser of the Company will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser.

         Each Member of the Board of Managers ("Managers") who is not an "interested person" of the company, as defined by the act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, no Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period ended June 30, 2000, fees (including meeting fees and a pro-rata annual retainer) and expenses paid to the Managers totaled $24,900.

         The Chase Manhattan Bank served as Custodian of the Company's assets for the six months ended June 30, 2000.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and  in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.


     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the period ended June 30, 2000, amounted to $681,600,140 and $567,816,409, respectively.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS (CONTINUED)

         At June 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2000, accumulated net unrealized appreciation on investments was $64,999,670 consisting of $93,820,555 gross unrealized appreciation and $28,820,885 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2000, the Company had no outstanding margin borrowings. For the period ended June 30, 2000, the average daily amount of such borrowings was $37,906,502.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                                      PUT OPTIONS
                                                           -----------------------------------
                                                              NUMBER
                                                           OF CONTRACTS              COST
                                                           ------------          -------------
                  Beginning balance                             430              $   9,762,290
                  Options purchased                           3,574                 99,329,190
                  Options closed                             (4,004)              (109,091,480)
                  Expired options                                (0)                        (0)
                                                             ------              -------------
                  Options outstanding at June 30, 2000            0              $           0
                                                             ======              =============

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                               NET GAINS/LOSSES
                                             FOR THE PERIOD ENDED
                                                JUNE 30, 2000
                                             --------------------
         Equity securities                       $27,237,402
         Index options                            (3,075,079)
                                                 -----------
         Total                                   $24,162,323
                                                 ===========

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES (CONTINUED)

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                       AVERAGE MARKET VALUE
                                   MARKET VALUE AT     FOR THE PERIOD ENDED
                                    JUNE 30, 2000          JUNE 30, 2000
                                   ---------------     --------------------
         ASSETS:
           Index options               $     0               $8,689,583

         Average market values presented above are based upon month-end market values during the period ended June 30, 2000.

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                MAY 4, 1999
                                                                  SIX MONTHS ENDED     (COMMENCEMENT OF OPERATIONS)
                                                                    JUNE 30, 2000          TO DECEMBER 31, 1999
                                                                  ----------------     ----------------------------
           Ratio of net investment loss
           to average net assets                                        (1.16%)*                    (2.67%)*
           Ratio of operating expenses
           to average net assets                                         1.34%*                      1.92% *
           Ratio of interest expense
           to average net assets                                         1.03%*                      1.52% *
           Ratio of dividends on securities sold,
           not yet purchased to average net assets                       0.09%*                      0.06% *
           Portfolio turnover rate                                     172.83%                     143.30%
           Total return **                                              11.75%                      79.07%

           *      Annualized.

           ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000
     SHARES                                                         MARKET VALUE
             COMMON STOCKS - 108.26%
                APPLICATIONS SOFTWARE - 10.70%
       2,000      Intertrust Technologies Corp. *                  $     41,126
      50,456      Intuit, Inc. *                                      2,087,617
     264,052      Microsoft Corp. *                            (a)   21,124,160
      34,100      Parametric Technology Corp. *                         375,100
      42,100      Rational Software Corp. *                           3,912,690
      60,600      Siebel Systems, Inc. *                       (a)    9,911,918
                                                                   ------------
                                                                     37,452,611
                                                                   ------------
                AUDIO/VIDEO PRODUCTS - 0.90%
      51,000      Gemstar International Group Ltd. *                  3,134,103
                                                                   ------------
                CABLE TV - 0.22%
      35,400      USA Networks, Inc.*                                   765,525
                                                                   ------------
                CELLULAR TELECOMMUNICATIONS - 4.23%
     183,992      Nextel Communications, Inc. *                (a)   11,258,102
      30,500      VoiceStream Wireless Corp. *                        3,547,059
                                                                   ------------
                                                                     14,805,161
                                                                   ------------
                CIRCUITS - 4.02%
      82,600      Linear Technology, Inc.                             5,281,238
      71,300      Maxim Integrated Products, Inc.*                    4,843,979
      53,550      Vitesse Semiconductor, Inc.*                        3,939,299
                                                                   ------------
                                                                     14,064,516
                                                                   ------------
                COMPUTERS - MEMORY DEVICES - 3.42%
           1      Seagate Technology, Inc. *                                 55
      38,930      StorageNetworks, Inc.*                              3,513,433
      74,890      VERITAS Software Corp. *                     (a)    8,463,768
                                                                   ------------
                                                                     11,977,256
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000
     SHARES                                                         MARKET VALUE
             COMMON STOCKS - (CONTINUED)
                COMPUTERS - MICRO - 5.12%
      73,560      Apple Computer, Inc. *                           $  3,852,705
     130,852      Dell Computer Corp. *                               6,452,705
           1      Hewlett Packard Company                                   125
      83,784      Sun Microsystems, Inc. *                            7,619,149
                                                                   ------------
                                                                     17,924,684
                                                                   ------------
                COMPUTERS - VOICE RECOGNITION - 0.04%
       1,700      Nuance Communications, Inc.*                          141,631
                                                                   ------------
                DECISION SUPPORT SOFTWARE - 0.00%
         430      Precise Software Solutions Ltd.*                       10,320
                                                                   ------------
                DISTRIBUTION - WHOLESALE - 0.05%
       4,316      Tech Data Corp. *                                     188,018
                                                                   ------------
                E-COMMERCE - 0.71%
      46,000      eBay, Inc. *                                        2,498,398
                                                                   ------------
                ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.00%
           2      Solectron Corp. *                                          84
                                                                   ------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 24.17%
      67,850      Altera Corp. *                                      6,916,493
     134,160      Analog Devices, Inc. *                             10,196,160
      60,388      Applied Materials, Inc. *                           5,472,662
      23,600      Applied Micro Circuits Corp.                        2,330,500
      22,500      Atmel Corp. *                                         829,687
      54,852      Conexant Systems, Inc. *                            2,667,179
     197,430      Intel Corp.                                  (a)   26,394,022
      59,050      KLA - Tencor Corp.*                                 3,458,145
      56,350      Marvell Technology Group Ltd.*                      3,211,950
       1,000      Parthus Technologies PLC. - Sponsored ADR*             28,500

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000
     SHARES                                                         MARKET VALUE
             COMMON STOCKS - (CONTINUED)
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)
      35,350      PMC Sierra, Inc.*                                $  6,281,271
      47,300      Triquint Semiconductor, Inc.*                       4,526,042
      49,300      Varian Semiconductor Equipment Associates,
                    Inc. *                                            3,096,681
     110,968      Xilinx, Inc. *                               (a)    9,161,850
                                                                   ------------
                                                                     84,571,142
                                                                   ------------
                ENTERPRISE SOFTWARE/SERVICES - 2.84%
      90,200      BEA Systems, Inc. *                                 4,459,308
      46,550      i2 Technologies, Inc. *                             4,853,582
      38,150      PeopleSoft, Inc. *                                    639,012
                                                                   ------------
                                                                      9,951,902
                                                                   ------------
                ENTERTAINMENT SOFTWARE - 0.25%
      11,800      Electronic Arts, Inc. *                               860,668
                                                                   ------------
                FIBER OPTICS  - 12.02%
      53,150      CIENA Corp.*                                        8,859,467
      36,100      Corning, Inc.                                       9,742,488
      11,900      Harmonic, Inc.*                                       294,525
      77,040      JDS Uniphase Corp. *                                9,235,170
      94,200      Metromedia Fiber Network, Inc. *                    3,738,610
      35,800      SDL, Inc.                                    (a)   10,209,730
                                                                   ------------
                                                                     42,079,990
                                                                   ------------
                INTERNET CONTENT - 2.38%
      71,000      CMGI, Inc. *                                        3,252,723
       1,208      eMerge Interactive, Inc. *                             21,669
      40,652      Yahoo!, Inc. *                               (a)    5,035,767
                                                                   ------------
                                                                      8,310,159
                                                                   ------------
                INTERNET SOFTWARE - 2.38%
      59,500      America Online, Inc. *                              3,134,936
      90,500      BroadVision, Inc. *                                 4,598,577
      66,490      Genuity, Inc.*                                        608,798
                                                                   ------------
                                                                      8,342,311
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000
     SHARES                                                         MARKET VALUE
             COMMON STOCKS - (CONTINUED)
                MEDICAL - BIOMEDICAL/GENE - 2.44%
      59,000      Amgen, Inc.*                                     $  4,144,750
      88,500      Immunex Corp.*                                      4,375,263
                                                                   ------------
                                                                      8,520,013
                                                                   ------------
                NETWORKING PRODUCTS - 13.43%
     368,360      Cisco Systems, Inc. *                        (a)   23,414,067
      23,800      Juniper Networks, Inc. *                            3,464,399
      54,100      Network Appliance, Inc. *                           4,355,050
     187,616      Oracle Corp.                                 (a)   15,771,564
                                                                   ------------
                                                                     47,005,080
                                                                   ------------
                SATELLITE TELECOMMUNICATIONS - 0.50%
      53,100      EchoStar Communications Corp.*                      1,758,088
                                                                   ------------
                TELECOMMUNICATIONS EQUIPMENT - 14.43%
       1,050      Accelerated Networks, Inc.*                            44,297
     145,620      ADC Telecommunications, Inc. *                     12,213,877
      70,800      Comverse Technology, Inc.*                          6,584,400
       3,558      Lucent Technologies, Inc.                             210,812
     188,800      Nokia Corp. - Sponsored ADR                         9,428,294
     107,368      Nortel Networks, Corp.                              7,327,866
     108,600      QUALCOMM,  Inc. *                            (a)    6,516,000
     332,000      Telefonaktiebolaget LM Ericsson -
                    Sponsored ADR                                     6,640,000
      22,516      Tellabs, Inc. *                                     1,540,950
                                                                   ------------
                                                                     50,506,496
                                                                   ------------
                TELECOMMUNICATIONS SERVICES - 2.15%
     106,200      Global Crossing, Ltd.*                              2,794,441
      29,500      NTL, Inc.*                                          1,766,312
      59,500      Qwest Communications International, Inc.*           2,956,436
                                                                   ------------
                                                                      7,517,189
                                                                   ------------
                TELEPHONE - INTEGRATED - 1.24%
      94,400      WorldCom, Inc.*                                     4,330,600
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000
     SHARES                                                         MARKET VALUE
             COMMON STOCKS - (CONTINUED)
                WIRELESS EQUIPMENT - 0.62%
       5,400      Handspring, Inc.*                                $    145,800
      60,720      Palm, Inc. *                                        2,026,530
                                                                   ------------
                                                                      2,172,330
                                                                   ------------

                  TOTAL COMMON STOCKS (COST $308,156,439)          $378,888,275
                                                                   =============

                  TOTAL INVESTMENTS (COST $308,156,439) - 108.26%   378,888,275
                                                                   ------------

                  OTHER ASSETS, LESS LIABILITIES - (8.26%)          (28,916,890)
                                                                   ------------

                  NET ASSETS - 100.00%                             $349,971,385
                                                                   =============

(a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.
*   Non income producing security.


The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000
     SHARES                                                         MARKET VALUE
             SHORT COMMON STOCK - (30.77%)
                APPLICATIONS SOFTWARE - (1.25%)
      11,900      Clarus Corp.                                     $   (462,612)
      42,100      Rational Software, Inc.                            (3,912,690)
           2      Siebel Systems, Inc.                                     (327)
                                                                   ------------
                                                                     (4,375,629)
                                                                   ------------
                COMMERCIAL SERVICES - FINANCE - (0.14%)
      11,900      Paychex, Inc.                                        (499,800)
                                                                   ------------
                COMPUTERS - INTEGRATED SYSTEMS - (0.18%)
      17,850      Synopsis, Inc.                                       (616,950)
                                                                   ------------
                COMPUTER SERVICES - (0.39%)
      11,900      Computer Sciences Corp.                              (888,781)
      11,850      Electronic Data Systems Corp.                        (488,813)
           2      Sapient Corp.                                            (214)
                                                                   ------------
                                                                     (1,377,808)
                                                                   ------------
                COMPUTERS - MEMORY DEVICES - (0.45%)
      17,850      Silicon Storage Technology, Inc.                   (1,576,387)
                                                                   ------------
                COMPUTERS - MICRO - (1.00%)
      17,700      Hewlett Packard Co.                                (2,210,287)
      11,900      International Business Machines Corp.              (1,303,799)
                                                                   ------------
                                                                     (3,514,086)
                                                                   ------------
                DATA PROCESSING/ MANAGEMENT - (0.72%)
      17,850      Automatic Data Processing, Inc.                      (956,099)
      17,850      Fiserv, Inc.                                         (772,012)
      17,750      LHS Group, Inc.                                      (612,375)
      11,110      Total System Services, Inc.                          (176,371)
                                                                   ------------
                                                                     (2,516,857)
                                                                   ------------
                DISTRIBUTION - WHOLESALE - (0.27%)
      22,056      Tech Data Corp.                                      (960,826)
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000
     SHARES                                                         MARKET VALUE
             SHORT COMMON STOCK - (CONTINUED)
                ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.53%)
      14,870      Sawtek, Inc.                                     $   (855,962)
      23,600      Solectron Corp.                                      (988,250)
                                                                   ------------
                                                                     (1,844,212)
                                                                   ------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - (4.17%)
      76,700      Analog Devices, Inc.                               (5,829,200)
      22,500      Atmel Corp.                                          (829,687)
      14,870      Lattice Semiconductor Corp.                        (1,027,889)
      17,700      STMicroelectronics N.V.                            (1,136,128)
      29,500      Triquint Semiconductor, Inc.                       (2,822,796)
      47,150      Varian Semiconductor Equipment, Inc.               (2,961,633)
                                                                   ------------
                                                                    (14,607,333)
                                                                   ------------
                ENTERPRISE SOFTWARE/SERVICE - (1.12%)
      32,260      BEA Systems, Inc.                                  (1,594,870)
      23,600      Computer Associates International, Inc.            (1,208,037)
      23,600      SAP AG - Sponsored ADR                             (1,107,737)
                                                                   ------------
                                                                     (3,910,644)
                                                                   ------------
                ENTERTAINMENT SOFTWARE - (0.25%)
      11,800      Electronic Arts, Inc.                                (860,668)
                                                                   ------------
                FIBER OPTICS - (1.31%)
      23,800      360Networks, Inc.                                    (362,950)
      14,540      Corning, Inc.                                      (3,923,983)
      11,900      Harmonic, Inc.                                       (294,525)
                                                                   ------------
                                                                     (4,581,458)
                                                                   ------------
                INDEX - (8.91%)
     334,750      Nasdaq-100 Shares                                 (31,194,683)
                                                                   ------------
                INSTRUMENTS - CONTROLS - (0.40%)
      23,800      Microchip Technology, Inc.                         (1,386,731)
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000
     SHARES                                                         MARKET VALUE
             SHORT COMMON STOCK - (CONTINUED)
                INTERNET CONTENT - (0.16%)
      14,260      MarketWatch.com, Inc.                            $   (268,273)
      14,860      StarMedia Network, Inc.                              (280,482)
                                                                   ------------
                                                                       (548,755)
                                                                   ------------
                INTERNET SOFTWARE - (1.19%)
      44,050      BroadVision, Inc.                                  (2,238,313)
      29,750      Covad Communications Group, Inc.                     (479,719)
      14,850      Persistence Software, Inc.                           (269,156)
      14,860      RADWARE Ltd.                                         (393,790)
      17,850      Scient Corp.                                         (787,631)
                                                                   ------------
                                                                     (4,168,609)
                                                                   ------------
                MEDICAL INSTRUMENTS - (0.26%)
      17,750      Medtronic, Inc.                                      (884,181)
                                                                   ------------
                MEDICAL - DRUGS - (0.25%)
      17,850      Pfizer, Inc.                                         (856,800)
                                                                   ------------
                PHARMACY SERVICES - (0.11%)
       5,950      Express Scripts, Inc.                                (369,644)
                                                                   ------------
                RETAIL - CONSUMER ELECTRONICS - (0.56%)
      17,750      Best Buy Co., Inc.                                 (1,122,687)
      17,700      RadioShack Corp.                                     (838,537)
                                                                   ------------
                                                                     (1,961,224)
                                                                   ------------
                RETAIL - OFFICE SUPPLIES - (0.10%)
      23,800      Staples, Inc.                                        (365,925)
                                                                   ------------
                SCHOOLS - (0.06%)
      12,730      ITT Educational Services, Inc.                       (223,577)
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2000
     SHARES                                                        MARKET VALUE
             SHORT COMMON STOCK - (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT - (6.30%)
      41,300     ADC Telecommunications, Inc.                     $  (3,464,038)
      11,900     ADTRAN, Inc.                                          (712,513)
      15,458     Lucent Technologies, Inc.                             (915,887)
     121,850     Nokia Corp. - Sponsored ADR                         (6,084,945)
      53,100     Nortel Networks Corp.                               (3,624,075)
     332,000     Telefonaktiebolaget LM Ericsson AB -
                   Sponsored ADR                                     (6,640,000)
       8,850     Tellabs, Inc.                                         (605,676)
                                                                  ------------
                                                                    (22,047,134)
                                                                  ------------
               TELECOMMUNICATIONS SERVICES - (0.30%)
      11,900     Level 3 Communications, Inc.                        (1,047,200)
                                                                  ------------
               WIRELESS EQUIPMENT - (0.39%)
      17,850     Powerwave Technologies, Inc.                          (785,400)
       5,950     Proxim, Inc.                                          (588,866)
                                                                  ------------
                                                                     (1,374,266)
                                                                  ------------


                 TOTAL SHORT COMMON STOCK (PROCEEDS $101,939,221) $(107,671,387)
                                                                  =============

The accompanying notes are an integral part of these financial statements.